UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

SEPTEMBER 30, 2011

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Mortgage-Backed Securities — 2.6%
Air 2 US, Notes	8.027%	10/1/19	$253,104	$250,573	(a)
Bayview Commercial Asset Trust, 2004-3 A1	0.605%	1/25/35	824,201	646,210	(a)(b)
Bayview Commercial Asset Trust, 2007-1 B1	0.888%	3/25/37	1,292,396	129,240	(a)(b)
CVS Corp., Pass-Through Trust	9.350%	1/10/23	80,000	92,199	(a)
Extended Stay America Trust, 2010-ESHA XB1, IO	1.368%	1/5/16	41,000,000	590,031	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), K007 X1, IO	1.411%	4/25/20	9,873,707	745,937	(b)
Federal Home Loan Mortgage Corp. (FHLMC), K008 X1, IO	1.841%	6/25/20	2,478,076	251,715	(b)
Federal Home Loan Mortgage Corp. (FHLMC), K009 X1, IO	1.684%	8/25/20	8,111,226	753,955	(b)
GS Mortgage Securities Corp., 2010-C1 X, IO	1.706%	8/10/43	16,920,257	1,608,363	(a)(b)
GS Mortgage Securities Corp., IO	2.370%	2/10/21	8,790,441	350,162	(a)(b)
GS Mortgage Securities Corp., IO	1.336%	3/10/44	24,272,055	1,440,279	(a)(b)
Total Commercial Mortgage-Backed Securities (Cost — $6,523,279)				6,858,664
Residential Mortgage-Backed Securities — 61.5%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	1,498,750	1,123,001
Accredited Mortgage Loan Trust, 2003-3 A1	4.460%	1/25/34	1,959,156	1,567,822	(c)
American Home Mortgage Assets, 2005-2 2A1A	3.003%	1/25/36	1,285,778	578,715	(b)
American Home Mortgage Investment Trust, 2005-1 6A	2.475%	6/25/45	182,239	136,742	(b)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.685%	9/25/35	570,184	281,575	(a)(b)
American Home Mortgage Investment Trust, 2007-2 2A	1.018%	3/25/47	4,636,763	508,069	(b)
American Home Mortgage Investment Trust, 2007-A 4A	0.685%	7/25/46	634,687	186,829	(a)(b)
ARM Trust, 2005-05 1A1	2.702%	9/25/35	450,497	285,856	(b)
ARM Trust, 2005-07 2A21	2.711%	10/25/35	1,040,000	691,274	(b)
ARM Trust, 2005-10 1A21	2.774%	1/25/36	648,684	441,325	(b)
ARM Trust, 2005-12 5A1	0.485%	3/25/36	564,388	260,904	(b)
ARM Trust, 2007-1 1A1	2.975%	3/25/37	820,588	382,792	(b)
Banc of America Funding Corp., 2004-B 6A1	3.023%	12/20/34	1,105,826	523,177	(b)
Banc of America Funding Corp., 2004-C 3A1	3.171%	12/20/34	1,299,370	1,014,052	(b)(c)
Banc of America Funding Corp., 2006-5 4A5	6.000%	9/25/36	3,600,000	3,577,291	(c)
Banc of America Funding Corp., 2006-D 6A1	5.358%	5/20/36	2,703,453	1,689,370	(b)(c)
Banc of America Funding Corp., 2006-F 1A1	2.730%	7/20/36	1,364,785	1,109,740	(b)(c)
Banc of America Funding Corp., 2006-H 3A1	5.990%	9/20/46	352,160	279,072	(b)
Banc of America Funding Corp., 2007-A 2A1	0.391%	2/20/47	600,455	416,361	(b)
Banc of America Funding Corp., 2007-E CA9	5.593%	7/20/47	4,628,060	1,036,199	(b)
Banc of America Mortgage Securities Inc., 2005-E 2A7	2.867%	6/25/35	700,000	522,374	(b)
Bayview Financial Acquisition Trust, 2005-B M1	0.671%	4/28/39	3,490,000	2,514,348	(b)(c)
Bayview Financial Acquisition Trust, 2007-A 2A	0.571%	5/28/37	2,733,517	1,505,066	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M2	1.118%	3/25/37	4,201,527	2,520,916	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M3	1.385%	3/25/37	2,911,711	1,484,973	(a)(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-1 23A1	5.464%	4/25/34	477,683	452,280	(b)
Bear Stearns Alt-A Trust, 2005-2 2A4	2.722%	4/25/35	293,429	215,889	(b)
Bear Stearns Alt-A Trust, 2005-3 4A3	2.488%	3/25/35	613,459	431,382	(b)
Bear Stearns Alt-A Trust, 2005-4 24A1	5.009%	5/25/35	782,906	641,233	(b)
Bear Stearns Alt-A Trust, 2005-9 25A1	5.228%	11/25/35	731,835	497,506	(b)
Bear Stearns Alt-A Trust, 2006-2 23A1	2.803%	3/25/36	2,701,325	1,386,184	(b)
Bear Stearns ARM Trust, 2005-1 2A1	2.739%	3/25/35	783,520	621,248	(b)
Bear Stearns ARM Trust, 2005-6 1A1	2.734%	8/25/35	240,569	166,017	(b)
Bear Stearns Asset Backed Securities Trust, 2003-SD2 1A	3.904%	6/25/43	109,984	99,763	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1	0.735%	9/25/34	$257,551	$190,801	(b)
Chase Mortgage Finance Corp., 2005-A2 1A5	2.784%	1/25/36	3,867,719	2,786,705	(b)(c)
Chase Mortgage Finance Corp., 2006-S3 2A1	5.500%	11/25/21	954,121	889,927	(c)
Chevy Chase Mortgage Funding Corp., 2006-2A A1	0.348%	4/25/47	391,465	227,870	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.010%	12/25/35	580,015	280,188	(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR5 2A1A	2.667%	7/25/36	1,081,195	456,416	(b)
Citigroup Mortgage Loan Trust Inc., 2007-6 1A1A	2.345%	5/25/37	784,782	399,789	(b)
Citigroup Mortgage Loan Trust Inc., 2007-AR8 1A1A	5.280%	8/25/47	806,113	538,491	(b)
Countrywide Alternative Loan Trust, 2005-14 3A1	2.968%	5/25/35	701,733	347,354	(b)
Countrywide Alternative Loan Trust, 2005-3CB 1A6, IO	6.915%	3/25/35	1,773,313	336,405	(b)
Countrywide Alternative Loan Trust, 2005-7CB 1A3, IO	6.365%	4/25/35	5,412,644	772,655	(b)
Countrywide Alternative Loan Trust, 2005-J08 2A1	5.000%	6/25/20	341,684	333,196
Countrywide Alternative Loan Trust, 2005-J10 1A1	0.735%	10/25/35	509,488	330,264	(b)
Countrywide Alternative Loan Trust, 2006-HY10 1A1	5.280%	5/25/36	1,499,410	818,212	(b)
Countrywide Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	274,360	176,535
Countrywide Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	2,065,603	1,603,999	(c)
Countrywide Home Loans, 2005-11 6A1	0.535%	3/25/35	167,530	101,669	(b)
Countrywide Home Loans, 2005-18 A7	18.880%	10/25/35	104,168	114,538	(b)
Countrywide Home Loans, 2006-HYB4 3B	5.227%	6/20/36	2,597,739	1,382,486	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2004-23 A	2.475%	11/25/34	527,029	309,772	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-02 2A1	0.555%	3/25/35	220,442	132,737	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-07 2A1	0.545%	3/25/35	532,367	318,708	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.535%	5/25/35	279,666	179,578	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HY10 1A1	3.341%	2/20/36	480,173	271,929	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HYB6 1A1	2.448%	10/20/35	1,667,327	947,574	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-J2 3A10	48.020%	8/25/35	140,226	306,425	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.595%	3/25/35	1,305,419	1,065,229	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R2 2A3	8.000%	6/25/35	265,249	270,657	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2006-3 2A1	0.485%	3/25/36	972,206	571,157	(b)
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 03A3	5.500%	11/25/35	1,221,090	899,407
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 12A1	5.250%	11/25/20	427,187	408,035	(c)
Credit Suisse Mortgage Capital Certificates, 2006-8 2A1	5.500%	10/25/21	3,084,967	2,571,887	(c)
Credit Suisse Mortgage Capital Certificates, 2009-5R 2A3	5.926%	7/26/49	4,000,000	2,783,950	(a)(b)(c)
Credit-Based Asset Servicing & Securitization LLC, 2004-CB2 M1	1.015%	7/25/33	777,640	549,112	(b)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2005-AR2 3A1	2.667%	10/25/35	2,259,150	1,127,423	(b)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2006-AR1 2A1	2.945%	2/25/36	581,607	312,663	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2007-1 2A1	0.335%	8/25/37	$868,891	$530,939	(b)
Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.239%	6/26/35	2,200,000	2,031,503	(a)(b)(c)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	0.440%	3/19/45	768,322	506,341	(b)
First Horizon Alternative Mortgage Securities, 2005-AA6 3A1	2.282%	8/25/35	1,905,834	1,346,310	(b)(c)
First Horizon Alternative Mortgage Securities, 2006-FA6 2A1	6.250%	11/25/36	350,835	249,734
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.605%	2/25/37	757,431	400,999	(b)
First Horizon Mortgage Pass-Through Trust, 2005-AR4 2A1	2.755%	10/25/35	1,101,527	879,432	(b)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.495%	10/25/45	862,432	519,429	(b)
Greenpoint Mortgage Funding Trust, 2006-AR3 4A1	0.428%	4/25/36	1,843,270	930,836	(b)
Greenpoint Mortgage Funding Trust, 2006-AR5 A1A	0.298%	10/25/46	98,993	93,047	(b)(c)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.883%	6/25/34	395,868	360,010	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2005-LT1 A1	0.448%	2/25/35	431,199	353,583	(a)(b)(c)(d)
GSMPS Mortgage Loan Trust, 2005-RP1 1A3	8.000%	1/25/35	229,103	236,315	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	168,769	165,766	(a)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	876,942	837,373	(a)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	168,405	164,542	(a)
GSR Mortgage Loan Trust, 2005-3F 1A15	22.957%	3/25/35	236,428	280,457	(b)
GSR Mortgage Loan Trust, 2005-AR3 3A1	2.742%	5/25/35	486,420	337,669	(b)
GSR Mortgage Loan Trust, 2005-AR4 2A1	2.783%	7/25/35	717,258	515,781	(b)
GSR Mortgage Loan Trust, 2005-AR5 1A1	2.837%	10/25/35	347,805	244,471	(b)
GSR Mortgage Loan Trust, 2006-09F 5A2, IO	6.315%	10/25/36	1,758,405	327,719	(b)
GSR Mortgage Loan Trust, 2006-10F 4A2, IO	6.415%	1/25/37	2,726,658	509,765	(b)
Harborview Mortgage Loan Trust, 2006-02	2.785%	2/25/36	93,964	54,177	(b)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	5.235%	1/25/37	685,870	410,983	(b)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.435%	5/25/36	259,470	139,412	(b)
IMPAC Secured Assets Corp., 2007-1 A2	0.389%	3/25/37	1,200,000	623,645	(b)
Indymac Inda Mortgage Loan Trust, 2005-AR2 1A1	2.504%	1/25/36	260,831	198,435	(b)
Indymac Inda Mortgage Loan Trust, 2007-AR3 1A1	5.529%	7/25/37	308,382	245,613	(b)
Indymac Inda Mortgage Loan Trust, 2007-AR7 1A1	5.785%	11/25/37	58,958	44,861	(b)
Indymac Index Mortgage Loan Trust, 2004-AR13 1A1	2.728%	1/25/35	204,250	139,954	(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	4.941%	9/25/35	235,836	181,373	(b)
Indymac Index Mortgage Loan Trust, 2006-AR04 A1A	0.445%	5/25/46	622,478	369,638	(b)
Indymac Index Mortgage Loan Trust, 2006-AR07 3A1	2.831%	5/25/36	907,745	478,847	(b)
Indymac Index Mortgage Loan Trust, 2006-AR07 5A1	4.785%	3/25/36	818,236	374,513	(b)
Indymac Index Mortgage Loan Trust, 2006-AR09 3A3	5.191%	6/25/36	1,365,639	1,130,284	(b)(c)
Indymac Index Mortgage Loan Trust, 2006-AR11 1A1	2.742%	6/25/36	861,825	436,986	(b)
Indymac Index Mortgage Loan Trust, 2006-AR25 4A3	3.168%	9/25/36	2,891,352	877,262	(b)
Indymac Index Mortgage Loan Trust, 2007-AR05 2A1	4.922%	5/25/37	4,068,194	2,175,390	(b)(c)
Indymac Index Mortgage Loan Trust, 2007-AR15 2A1	5.123%	8/25/37	577,047	351,175	(b)
Jefferies & Co., 2009-R3 2A2	3.129%	11/26/34	4,040,045	2,484,628	(a)(b)
Jefferies & Co., 2009-R6 6A2	2.750%	10/26/35	2,981,788	2,012,707	(a)(b)
JP Morgan Mortgage Trust, 2005-A6 3A3	2.830%	9/25/35	1,100,000	766,119	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
JPMorgan Alternative Loan Trust, 2006-A4 A7	6.300%	9/25/36	$1,150,000	$489,797	(b)
JPMorgan Alternative Loan Trust, 2006-S1 3A4	6.180%	3/25/36	1,500,000	728,081	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	5.957%	3/25/37	1,114,079	614,983	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,935,739	1,885,066	(c)
JPMorgan Mortgage Trust, 2006-S2 2A1	5.000%	7/25/36	254,041	236,279
JPMorgan Mortgage Trust, 2006-S2 2A2	5.875%	7/25/36	384,284	364,064
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	405,983	362,550
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	120,987	109,796
JPMorgan Mortgage Trust, 2007-S3 2A3	6.000%	8/25/22	153,565	147,638
Lehman Mortgage Trust, 2006-3 2A1	0.595%	7/25/36	6,764,660	2,864,783	(b)(c)
Lehman Mortgage Trust, 2006-3 2A2, IO	6.905%	7/25/36	7,627,424	1,991,463	(b)
Lehman XS Trust, 2005-9N 1A1	0.488%	2/25/36	2,193,861	1,244,074	(b)
Lehman XS Trust, 2006-14N 3A2	0.338%	8/25/36	512,047	227,523	(b)
Lehman XS Trust, 2006-19 A4	0.388%	12/25/36	2,167,387	975,274	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	3.575%	10/25/34	295,947	234,104	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-13 3A7	2.721%	11/21/34	600,000	563,486	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.524%	12/25/34	148,851	110,858	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	4.983%	2/25/36	266,029	237,588	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	0.445%	4/25/46	570,592	300,931	(b)
MASTR Alternative Loans Trust, 2006-2 2A4, IO	6.915%	3/25/36	2,593,695	701,648	(b)
MASTR Reperforming Loan Trust, 2005-2 1A3	7.500%	5/25/35	24,437	24,259	(a)
MASTR Reperforming Loan Trust, 2006-2 1A1	5.352%	5/25/36	2,831,783	2,542,424	(a)(b)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A2 A5	2.622%	2/25/35	650,000	505,742	(b)(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	5.738%	3/25/36	162,704	98,646	(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2	2.772%	8/25/34	716,297	581,792	(b)
Morgan Stanley Mortgage Loan Trust, 2005-5AR 4A1	5.320%	9/25/35	86,060	58,731	(b)
Morgan Stanley Mortgage Loan Trust, 2006-1AR 1A1	0.515%	2/25/36	2,348,546	1,271,508	(b)
Morgan Stanley Mortgage Loan Trust, 2006-1AR 1AX, IO	3.836%	2/25/36	21,362,011	1,858,495	(b)(d)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 1A3	0.495%	3/25/36	811,762	454,459	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.305%	6/25/36	470,165	210,693	(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	5.325%	11/25/37	2,796,000	1,735,448	(b)(c)
Nomura Asset Acceptance Corp., 2004-R1 A1	6.500%	3/25/34	222,625	227,200	(a)(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,743,786	1,509,320	(a)(c)
RAAC Series, 2006-RP3 A	0.505%	5/25/36	1,238,071	738,342	(a)(b)
RAAC Series, 2007-RP2 A	0.585%	2/25/46	597,330	344,550	(a)(b)
RAAC Series, 2007-RP3 A	0.615%	10/25/46	1,848,337	929,582	(a)(b)
RAAC Series, 2007-SP3 A1	1.435%	9/25/47	871,214	679,138	(b)
Renaissance Home Equity Loan Trust, 2002-3 A	0.995%	12/25/32	1,629,564	1,098,416	(b)(c)
Renaissance Home Equity Loan Trust, 2006-2 AV3	0.458%	8/25/36	800,000	370,951	(b)
Residential Accredit Loans Inc., 2006-QA1 A11	3.381%	1/25/36	1,242,470	666,066	(b)
Residential Accredit Loans Inc., 2006-QA1 A31	6.168%	1/25/36	3,644,475	2,146,000	(b)(c)
Residential Accredit Loans Inc., 2006-QA4 A	0.415%	5/25/36	803,695	344,390	(b)
Residential Accredit Loans Inc., 2007-QA2 A1	0.365%	2/25/37	930,095	482,593	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	166,606	174,711
Residential Asset Mortgage Products Inc., 2005-SL2 A5	8.000%	10/25/31	448,695	471,297	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
Residential Asset Securitization Trust, 2005-A05 A1	0.535%	5/25/35	$860,345	$712,805	(b)
Residential Asset Securitization Trust, 2005-A05 A2, IO	4.965%	5/25/35	2,838,022	245,320	(b)
Residential Asset Securitization Trust, 2005-A13 1A3	0.705%	10/25/35	409,658	286,461	(b)
Residential Asset Securitization Trust, 2005-A13 1A4, IO	4.795%	10/25/35	409,658	49,313	(b)
Residential Asset Securitization Trust, 2006-A1 1A6	0.735%	4/25/36	2,877,454	1,626,032	(b)(c)
Residential Asset Securitization Trust, 2006-A1 1A7, IO	5.265%	4/25/36	2,877,454	449,781	(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	813,645	620,467
Residential Funding Mortgage Securities I, 2006-SA2 4A1	5.895%	8/25/36	1,176,323	1,012,332	(b)(c)
Residential Funding Securities LLC, 2003-RP2 A1	0.668%	6/25/33	75,285	69,057	(a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2007-1 2A3	5.435%	2/25/37	1,800,000	890,554	(b)
Structured ARM Loan Trust, 2004-07 A3	0.725%	6/25/34	273,109	204,277	(b)
Structured ARM Loan Trust, 2004-16 1A2	2.657%	11/25/34	911,602	680,425	(b)
Structured ARM Loan Trust, 2004-18 1A2	2.703%	12/25/34	975,994	688,911	(b)
Structured ARM Loan Trust, 2005-01 1A1	2.509%	2/25/35	2,005,646	1,422,586	(b)(c)
Structured ARM Loan Trust, 2005-04 1A1	2.614%	3/25/35	413,244	264,871	(b)
Structured ARM Loan Trust, 2005-04 3A1	2.561%	3/25/35	162,982	135,822	(b)
Structured ARM Loan Trust, 2005-04 5A	5.385%	3/25/35	834,457	711,460	(b)
Structured ARM Loan Trust, 2005-07 1A3	2.605%	4/25/35	213,488	153,689	(b)
Structured ARM Loan Trust, 2005-12 3A1	2.525%	6/25/35	262,989	193,518	(b)
Structured ARM Loan Trust, 2005-15 1A1	2.509%	7/25/35	551,976	387,292	(b)
Structured ARM Loan Trust, 2005-22 1A4	2.533%	12/25/35	2,224,789	794,986	(b)
Structured ARM Loan Trust, 2006-1 5A2	2.909%	2/25/36	550,000	343,404	(b)
Structured ARM Loan Trust, 2006-4 4A1	5.495%	5/25/36	849,185	636,887	(b)
Structured ARM Loan Trust, 2006-8 3A5	5.163%	9/25/36	2,470,000	1,403,466	(b)
Structured ARM Loan Trust, 2007-5 2A2	5.297%	6/25/37	1,300,000	618,267	(b)
Structured ARM Loan Trust, 2007-7 1A1	0.518%	8/25/37	2,731,423	1,718,078	(b)
Structured Asset Investment Loan Trust, 2003-BC10 A4	1.218%	10/25/33	860,000	684,278	(b)(c)
Structured Asset Mortgage Investments Inc., 2006-AR5 4A1	0.455%	5/25/46	920,337	343,619	(b)
Structured Asset Securities Corp., 1999-RF1 A	7.254%	10/15/28	1,326,297	1,287,695	(a)(b)
Structured Asset Securities Corp., 2003-37A 3A7	2.548%	12/25/33	965,527	858,517	(b)(c)
Structured Asset Securities Corp., 2004-NP1 A	0.635%	9/25/33	423,731	367,952	(a)(b)(c)
Structured Asset Securities Corp., 2005-2XS 1A5B	4.650%	2/25/35	2,858,393	2,732,514	(c)
Structured Asset Securities Corp., 2005-4XS 3A4	4.790%	3/25/35	2,710,000	2,650,578	(c)
Structured Asset Securities Corp., 2005-5 2A2	5.500%	4/25/35	500,000	468,416
Structured Asset Securities Corp., 2005-RF1 A	0.585%	3/25/35	148,804	120,684	(a)(b)
Structured Asset Securities Corp., 2005-RF2 A	0.585%	4/25/35	141,677	113,576	(a)(b)(c)
Structured Asset Securities Corp., 2006-RF3 1A1	6.000%	10/25/36	200,826	198,541	(a)(c)
Structured Asset Securities Corp., 2006-RF4 2A1	6.000%	10/25/36	176,102	171,060	(a)(c)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.145%	9/25/37	1,377,287	1,287,308	(b)(c)
Truman Capital Mortgage Loan Trust, 2006-1 A	0.478%	3/25/36	432,201	299,434	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	2.800%	10/20/35	329,809	306,531	(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A3	2.800%	10/20/35	1,450,000	1,090,271	(b)
Wachovia Mortgage Loan Trust LLC, 2006-ALT1 A1	0.298%	1/25/37	453,602	224,585	(b)
Wachovia Mortgage Loan Trust LLC, 2006-ALT1 A2	0.398%	1/25/37	1,068,754	533,592	(b)
WaMu Alternative Mortgage Pass-Through Certificates, 2006-5 1A1	0.835%	7/25/36	293,330	135,888	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
WaMu Alternative Mortgage Pass-Through Certificates, 2007-3 A9, IO	6.425%	4/25/37	$9,279,415	$2,257,106	(b)
WaMu Mortgage Pass-Through Certificates, 2004-AR10 A3	0.738%	7/25/44	179,343	126,803	(b)
WaMu Mortgage Pass-Through Certificates, 2005-07 1A6	47.470%	9/25/35	127,821	243,328	(b)
WaMu Mortgage Pass-Through Certificates, 2005-09 5A4	34.213%	11/25/35	237,147	344,707	(b)
WaMu Mortgage Pass-Through Certificates, 2005-10 2A3	1.135%	11/25/35	451,609	255,603	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR05 A5	2.572%	5/25/35	1,030,000	901,296	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR05 A6	2.572%	5/25/35	550,000	418,258	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1C3	0.725%	10/25/45	733,224	409,928	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR14 1A1	2.654%	12/25/35	216,298	204,484	(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR08 3A2	5.850%	8/25/36	290,000	231,893	(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR10 1A2	5.834%	9/25/36	133,796	108,621	(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR10 A1	0.335%	12/25/36	959,742	470,370	(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR16 2A2	5.511%	12/25/36	800,000	600,800	(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 1A1	5.235%	3/25/37	1,660,305	1,022,899	(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 4A1	2.647%	3/25/37	306,514	248,486	(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY6 1A1	5.218%	6/25/37	4,653,714	3,270,539	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 1A1	2.622%	7/25/37	287,583	171,005	(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 3A1	5.511%	7/25/37	598,183	427,254	(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA2 1A	0.952%	3/25/47	390,546	227,270	(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA2 2A	2.610%	3/25/47	402,796	255,525	(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA3 2A	1.022%	4/25/47	1,913,189	1,114,378	(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA6 1A	1.062%	7/25/47	4,423,515	2,602,863	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR18 1A3A	2.581%	1/25/36	440,000	342,651	(b)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 3A2	2.771%	4/25/36	100,000	78,016	(b)
Wells Fargo Mortgage Backed Securities Trust, 2007-8 2A6	6.000%	7/25/37	350,000	309,235
Wells Fargo Mortgage Loan Trust, 2010-RR2 1A2	5.169%	9/27/35	1,800,000	1,449,193	(a)(b)
Total Residential Mortgage-Backed Securities (Cost — $161,983,254)				161,783,461
Asset-Backed Securities — 6.8%
Access Group Inc., 2001 1A2	0.482%	5/25/29	1,890,710	1,751,761	(b)(c)
Associates Manufactured Housing Pass-Through Certificates, 1997-1 B1	7.600%	6/15/28	452,195	487,717	(b)(e)
Credit-Based Asset Servicing & Securitization, 2005-CB4 M1	0.655%	8/25/35	2,000,000	1,360,820	(b)(c)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	1,200,000	961,377	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Asset-Backed Securities — continued
Greenpoint Manufactured Housing, 1999-2 A2	3.099%	3/18/29	$425,000	$340,000	(b)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	440,000	412,013
Greenpoint Manufactured Housing, 1999-3 2A2	3.731%	6/19/29	250,000	200,000	(b)
Greenpoint Manufactured Housing, 1999-4 A2	3.731%	2/20/30	200,000	160,000	(b)
Greenpoint Manufactured Housing, 2000-4 A3	2.187%	8/21/31	1,150,000	928,050	(b)(d)
Greenpoint Manufactured Housing, 2000-6 A3	2.215%	11/22/31	325,000	269,961	(b)
Greenpoint Manufactured Housing, 2000-7 A2	3.686%	11/17/31	75,000	64,875	(b)(d)
Greenpoint Manufactured Housing, 2001-2 IA2	3.706%	2/20/32	225,000	147,700	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.687%	3/13/32	325,000	207,282	(b)
MASTR Asset-Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	1,267,221
Mid-State Trust, 2005-1 M2	7.079%	1/15/40	1,673,621	1,695,981	(c)
Option One Mortgage Loan Trust, 2001-4 A	0.818%	1/25/32	18,340	15,992	(b)
Origen Manufactured Housing, 2006-A A2	3.708%	10/15/37	2,100,000	1,323,000	(b)
Origen Manufactured Housing, 2007-A A2	3.708%	4/15/37	3,100,000	1,891,000	(b)
Pennsylvania Higher Education Assistance Agency, 2003-1 B1	2.440%	7/25/42	3,500,000	2,782,500	(b)
Structured Asset Securities Corp., 2006-GEL3 A2	0.465%	7/25/36	2,420,000	1,746,737	(a)(b)(c)
Total Asset-Backed Securities (Cost — $18,863,001)				18,013,987

PPIP Limited Partnership— 29.1%
RLJ Western Asset Public/Private Master Fund, LP (Cost — $82,448,475)	NA	NA	NA	76,519,793	(d)(e)(f)
TOTAL INVESTMENTS — 100.0% (Cost — $269,818,009#)				263,175,905

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).
(e)	Illiquid security.
(f)	Investment through RLJ Western Asset Public/Private Collector Fund, LP.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	-	Adjustable Rate Mortgage
IO	-	Interest Only

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022. The Fund invests at least 80% of its Managed Assets (total assets of the Fund plus any implicit leverage at the Master Fund (defined below) level attributable to the Fund’s investment in the Feeder Fund (defined below)) in MBS directly, and indirectly by investing in the RLJ Western Asset Public/Private Collector Fund, LP (the “Feeder Fund”), which invests substantially all of its assets available for investment, alongside the U.S. Department of the Treasury (the “Treasury”), in the RLJ Western Asset Public/Private Master Fund, LP (the “Master Fund”) that has been organized to invest directly in MBS and other assets eligible for purchase under the Legacy Securities Public-Private Investment Program (“PPIP”). As a secondary investment objective, the Fund will seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation.  The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund’s investment in the Feeder Fund is valued by determining the Fund’s pro rata ownership interest in the net assets of the Master Fund. On a daily basis, the Fund receives the net asset value of the Master Fund, which is used along with other inputs to derive a value for the Fund’s investment in the Feeder Fund.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Notes to Schedule of Investments (unaudited) (continued)

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Commercial mortgage-backed securities	—	$6,858,664	—	$6,858,664
Residential mortgage-backed securities	—	159,924,966	$1,858,495	161,783,461
Asset-backed securities	—	18,013,987	—	18,013,987
PPIP limited partnership	—	—	76,519,793	76,519,793
Total investments	—	$184,797,617	$78,378,288	$263,175,905

†See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	RESIDENTIAL MORTGAGE- BACKED SECURITIES	ASSET- BACKED SECURITIES	PPIP LIMITED PARTNERSHIP	TOTAL
Balance as of December 31, 2010	$2,380,000	$1,922,000	$82,487,040	$86,789,040
Accrued premiums/discounts	62,773	33,738	—	96,511
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)(1)	607,020	(64,738)	(12,382,239)	(11,839,957)
Net purchases (sales)	1,592,652	—	—	1,592,652
Undistributed earnings	—	—	6,414,992	6,414,992
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(2,783,950)	(1,891,000)	—	(4,674,950)
Balance as of September 30, 2011	$1,858,495	—	$76,519,793	$78,378,288
Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2011(1)	$265,843	—	$(12,382,239)	$(12,116,396)

(1) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

(d) PPIP Investment. On March 23, 2009, the Treasury, in conjunction with the Federal Deposit Insurance Corporation and the Board of Governors of the United States Federal Reserve (the “Federal Reserve”), announced the creation of PPIP. PPIP calls for the creation of public private investment funds (“PPIP Limited Partnerships”), such as the Master Fund, through which privately raised capital and Treasury capital are pooled together to facilitate the purchase of PPIP Eligible Assets. PPIP Eligible Assets are those assets determined by the Treasury, from time to time, to be eligible for investment by the Master Fund. Eligible Assets currently include RMBS and CMBS issued prior to 2009 that were originally rated AAA or that received an equivalent rating by two or more nationally recognized statistical rating organizations without ratings enhancement and that are secured directly by actual mortgage loans, leases or other assets and not other securities (other than certain swap positions, as determined by the Treasury).

The Feeder Fund and Master Fund are Delaware limited partnerships formed to provide certain qualified institutional investors with access to PPIP. The Feeder Fund will participate in PPIP by investing all or substantially all of its assets available for investment, alongside the Treasury, in the Master Fund. The Feeder Fund’s investment objective is to generate attractive returns for investors through long term opportunistic investments in PPIP Eligible Assets. The Master Fund has an investment objective that is consistent with that of the Feeder Fund. The Fund’s interests in the Feeder Fund will be substantially identical to those of the other investors in the Feeder Fund in all material respects except with respect to fees payable in connection with PPIP. Investors in the Fund pay a management fee on the Fund’s Managed Assets, which includes total assets attributable to the Fund’s direct investments and its indirect investment in the leveraged Master Fund. The Feeder Fund invests all of its assets in the Master Fund. The Master Fund invests directly in a portfolio of PPIP Eligible Assets and borrows from the Treasury through a senior secured term loan facility. Neither the Feeder Fund nor the Master Fund is registered with the Securities and Exchange Commission as an investment company under the 1940 Act, and neither the Feeder Fund nor the Master Fund’s interests are registered under the Securities Act of 1933, as amended.

Pursuant to the terms of the partnership agreement governing the Feeder Fund, the Fund generally may not withdraw from the Feeder Fund, and the Fund may not, directly or indirectly, sell, assign, pledge, exchange or otherwise transfer its interest in the Feeder Fund, in whole or in part, without the prior written consent of the General Partner. As a result, the Fund’s investment in the Feeder Fund is illiquid.

The Master Fund is expected to terminate on or around November 5, 2017 (unless terminated earlier pursuant to certain conditions), subject to extension at the discretion of the General Partner with the written consent of the Treasury for consecutive periods of up to one year each and up to a maximum of two years. Upon its termination, it is anticipated that the Master Fund (and in turn the Feeder Fund) will distribute substantially all of its net assets to its partners on a pro-rata basis.

On March 12, 2010 the Fund made a subscription for an investment into the Feeder Fund of $68,000,000, $51,000,000 of which was immediately drawn and invested into the Feeder Fund. The Fund made additional investments into the Feeder Fund of $6,800,000, $5,440,000 and $4,760,000 on April 27, 2010, May 20, 2010 and July 6, 2010, respectively. As of September 30, 2011, the Fund has a 12.52% ownership interest in the Feeder Fund and indirectly, 5.48% in the Master Fund through its investment in the Feeder Fund. Additionally, as of September 30, 2011, the Fund had no undrawn capital commitment to the Feeder Fund.

(e) Leverage. The Fund may seek to enhance the level of its current distributions to holders of common stock through the use of leverage. The Fund may use leverage directly at the Fund level through borrowings, including loans from certain financial institutions or through a qualified government sponsored program, the use of reverse repurchase agreements and/or the issuance of debt securities (collectively, “Borrowings”), and possibly through the issuance of preferred stock (“Preferred Stock”), in an aggregate amount of up to approximately 33 1/3% of the Fund’s Total Assets immediately after such Borrowings and/or issuances of Preferred Stock. “Total Assets” means net assets of the Fund plus the amount of any Borrowings and assets attributable to Preferred Stock that may be outstanding. Currently, the Fund has no intention to issue notes or debt securities or Preferred Stock. In addition, the Fund may enter into additional reverse repurchase agreements and/or use similar investment management techniques that may provide leverage, but which are not subject to the foregoing 33 1/3% limitation so long as the Fund has covered its commitment

Notes to Schedule of Investments (unaudited) (continued)

with respect to such techniques by segregating liquid assets, entering into offsetting transactions or owning positions covering related obligations.

The Master Fund is expected to borrow money from the Treasury for investment purposes in an amount equal to approximately 50% of the Master Fund’s total assets immediately after giving effect to the borrowing (the “Treasury Debt Financing”). The Master Fund will bear the interest expense and other financing costs arising out of its use of the Treasury Debt Financing. To the extent the Fund invests in the Master Fund, through its investment in the Feeder Fund, the Fund will be subject to the implicit risks (and potential benefits) of such leverage. The Fund will also bear its allocable share of the Master Fund’s cost of leverage. While such implicit leverage will not constitute actual borrowing of the Fund for purposes of the 1940 Act, in an effort to mitigate the overall risk of leverage, the Fund does not intend to incur additional direct leverage at the Fund level to the extent that its existing direct leverage at the Fund level and its implicit leverage through its investment in the Master Fund exceeds 33 1/3% of the Fund’s Managed Assets immediately after Borrowings and/or issuances Preferred Stock at the Fund level. “Managed Assets” means the Total Assets of the Fund plus any implicit leverage at the Master Fund level attributable to the Fund’s investment in the Feeder Fund.

(f) Mortgage-backed securities. Mortgage-Backed Securities (“MBS”) include CMBS and RMBS. These securities depend on payments (except for rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities) primarily from the cash flow from secured commercial or residential mortgage loans made to borrowers. Such loans are secured (on a first priority basis or second priority basis, subject to permitted liens, easements and other encumbrances) by commercial or residential real estate, the proceeds of which are used to purchase and or to construct commercial or residential real estate. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Master Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(g) Stripped Securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,714,466
Gross unrealized depreciation	(16,356,570)
Net unrealized depreciation	$(6,642,104)

Notes to Schedule of Investments (unaudited) (continued)

Transactions in reverse repurchase agreements for the Fund during the period ended September 30, 2011 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance*	Interest Rate*	Outstanding
$46,307,399	1.38%	$51,668,136

*Average based on the number of days the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 1.10% to 1.57% during the period ended September 30, 2011. Interest expense incurred on reverse repurchase agreements totaled $484,480.

At September 30, 2011, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Principal & Interest of Reverse Repurchase Agreements at Maturity Date
Barclays	1.53%	5/6/2011	11/7/2011	$521,359	$525,445
Barclays	1.53%	5/6/2011	11/7/2011	2,106,615	2,123,124
Barclays	1.53%	5/6/2011	11/7/2011	874,055	880,905
Barclays	1.52%	5/16/2011	11/16/2011	992,978	1,000,667
Barclays	1.52%	5/16/2011	11/16/2011	2,295,000	2,312,771
Barclays	1.27%	5/16/2011	11/16/2011	1,514,660	1,524,453
Barclays	1.52%	5/16/2011	11/16/2011	492,750	496,566
Barclays	1.52%	5/16/2011	11/16/2011	1,734,359	1,747,789
Barclays	1.52%	5/16/2011	11/16/2011	1,023,997	1,031,926
Barclays	1.52%	5/16/2011	11/16/2011	1,545,607	1,557,576
Barclays	1.52%	5/16/2011	11/16/2011	994,567	1,002,268
Barclays	1.42%	5/16/2011	11/16/2011	438,600	441,772
Barclays	1.27%	5/16/2011	11/16/2011	410,800	413,456
Barclays	1.27%	5/16/2011	11/16/2011	207,245	208,585
Barclays	1.27%	5/16/2011	11/16/2011	570,347	574,035
Barclays	1.27%	5/16/2011	11/16/2011	285,174	287,017
Barclays	1.42%	5/16/2011	11/16/2011	2,171,223	2,186,925
Barclays	1.52%	5/16/2011	11/16/2011	1,222,130	1,231,593
Barclays	1.42%	5/16/2011	11/16/2011	398,818	401,702
Barclays	1.27%	5/16/2011	11/16/2011	277,844	279,641
Credit Suisse	1.10%	5/16/2011	11/16/2011	522,197	525,133
Credit Suisse	1.10%	5/16/2011	11/16/2011	1,036,000	1,041,825
Credit Suisse	1.10%	5/16/2011	11/16/2011	1,706,160	1,715,753
Credit Suisse	1.10%	5/16/2011	11/16/2011	800,180	804,679
Credit Suisse	1.10%	5/16/2011	11/16/2011	1,389,592	1,397,405
Credit Suisse	1.10%	5/16/2011	11/16/2011	1,398,495	1,406,358
Credit Suisse	1.10%	5/16/2011	11/16/2011	1,335,064	1,342,570
Credit Suisse	1.10%	5/16/2011	11/16/2011	1,353,456	1,361,065
Credit Suisse	1.10%	5/16/2011	11/16/2011	1,780,206	1,790,215
Credit Suisse	1.10%	5/16/2011	11/16/2011	1,079,993	1,086,065
Credit Suisse	1.25%	6/6/2011	12/6/2011	1,267,981	1,276,038
Credit Suisse	1.25%	6/6/2011	12/6/2011	980,000	986,227
Credit Suisse	1.25%	7/15/2011	10/17/2011	1,144,193	1,147,928
Credit Suisse	1.25%	7/15/2011	10/17/2011	756,083	758,550
Credit Suisse	1.25%	7/15/2011	10/17/2011	76,666	76,916
Credit Suisse	1.25%	7/15/2011	10/17/2011	219,636	220,352
Credit Suisse	1.25%	7/15/2011	10/17/2011	291,824	292,776
Credit Suisse	1.25%	7/15/2011	10/17/2011	187,930	188,543
Credit Suisse	1.25%	7/15/2011	10/17/2011	263,591	264,451
Credit Suisse	1.25%	7/15/2011	10/17/2011	1,219,260	1,223,240
Credit Suisse	1.25%	7/15/2011	10/17/2011	810,572	813,217
Credit Suisse	1.25%	7/15/2011	10/17/2011	161,023	161,548
Credit Suisse	1.25%	7/15/2011	10/17/2011	490,200	491,800
Credit Suisse	1.25%	7/15/2011	10/17/2011	91,863	92,163
Credit Suisse	1.25%	7/15/2011	10/17/2011	141,221	141,682
Credit Suisse	1.35%	8/23/2011	11/22/2011	98,167	98,502
Credit Suisse	1.35%	8/23/2011	11/22/2011	351,768	352,968
Credit Suisse	1.35%	8/24/2011	11/22/2011	1,131,081	1,134,899
Credit Suisse	1.35%	8/24/2011	11/22/2011	311,898	312,951
Credit Suisse	1.50%	9/30/2011	12/30/2011	1,154,374	1,158,751
Credit Suisse	1.50%	9/30/2011	12/30/2011	770,852	773,775
Credit Suisse	1.50%	9/30/2011	12/30/2011	798,899	801,928
Credit Suisse	1.50%	9/30/2011	12/30/2011	1,171,824	1,176,268
Credit Suisse	1.50%	9/30/2011	12/30/2011	912,569	916,029
Credit Suisse	1.50%	9/30/2011	12/30/2011	2,013,432	2,021,066
				$49,296,378	$49,581,852

Notes to Schedule of Investments (unaudited) (continued)

On September 30, 2011, the total market value of underlying collateral (refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $67,359,890.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 22, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 22, 2011